NATURE OF BUSINESS (Details)	12 Months Ended
	Dec. 31, 2024 Vessel t	Dec. 31, 2022 Building	Dec. 31, 2018 Building	Dec. 31, 2016 Building
Vessels [Abstract]
Total number of vessels | Vessel	20
Number of vessels added | Vessel	1
Number of new buildings | Building		2	1	1
Number of operating vessels | Vessel	20
Vessels Built in 2022 [Member]
Vessels [Abstract]
Agreement period for time charter	6 years
Vessels Built In 2016 [Member]
Vessels [Abstract]
Agreement period for time charter	5 years
Vessels Built in 2018 [Member]
Vessels [Abstract]
Agreement period for time charter	2 years
Nordic Apollo [Member]
Current Fleet [Abstract]
Deadweight tons	159,998
Nordic Pollux [Member]
Current Fleet [Abstract]
Deadweight tons	150,103
Nordic Castor [Member]
Current Fleet [Abstract]
Deadweight tons	150,249
Nordic Luna [Member]
Current Fleet [Abstract]
Deadweight tons	150,037
Nordic Freedom [Member]
Current Fleet [Abstract]
Deadweight tons	159,331
Nordic Skier [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Sprinter [Member]
Current Fleet [Abstract]
Deadweight tons	159,089
Nordic Cross [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Light [Member]
Current Fleet [Abstract]
Deadweight tons	158,475
Nordic Vega [Member]
Current Fleet [Abstract]
Deadweight tons	163,940
Nordic Breeze [Member]
Current Fleet [Abstract]
Deadweight tons	158,597
Nordic Zenith [Member]
Current Fleet [Abstract]
Deadweight tons	158,645
Nordic Hawk [Member]
Current Fleet [Abstract]
Deadweight tons	158,594
Nordic Star [Member]
Current Fleet [Abstract]
Deadweight tons	157,738
Nordic Space [Member]
Current Fleet [Abstract]
Deadweight tons	157,582
Nordic Aquarius [Member]
Current Fleet [Abstract]
Deadweight tons	157,338
Nordic Cygnus [Member]
Current Fleet [Abstract]
Deadweight tons	157,526
Nordic Tellus [Member]
Current Fleet [Abstract]
Deadweight tons	157,407
Nordic Harrier [Member]
Current Fleet [Abstract]
Deadweight tons	157,094
Nordic Hunter [Member]
Current Fleet [Abstract]
Deadweight tons	157,037